Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Ordinary Shares DeepGreen Metals Inc	Additional Paid-in Capital DeepGreen Metals Inc	Additional Paid-in Capital	Accumulated Deficit DeepGreen Metals Inc	Accumulated Deficit	Preferred Shares DeepGreen Metals Inc	Accumulated Other Comprehensive Loss DeepGreen Metals Inc	DeepGreen Metals Inc	Total
Balance at Dec. 31, 2018			$ 40,350,123	$ 29,538,112		$ (63,154,448)		$ 550,000	$ (1,215,500)	$ 6,068,287
Private placement			26,158,504							26,158,504
Financing cost			(2,079)							(2,079)
Common shares issued for services			14,270,606	(3,675,062)						10,595,544
Exercise of stock options			631,948	(281,948)						350,000
Common shares to be issued for exploration expenses				6,410,275						6,410,275
Common Share options-payments			(1,584,657)	3,264,143						1,679,486
Currency translation differences									(34)	(34)
Net income (loss)						(43,072,371)				(43,072,371)
Balance at Dec. 31, 2019		$ 863	79,824,445	35,255,520	$ 24,137	(106,226,819)	$ (9,039)	550,000	(1,215,534)	8,187,612	$ 15,961
Balance (in Shares) at Dec. 31, 2019		8,625,000
Balance at Dec. 18, 2019
Balance (in Shares) at Dec. 18, 2019
Issuance of Class B ordinary shares to Sponsor		$ 863			24,137						25,000
Issuance of Class B ordinary shares to Sponsor (in Shares)		8,625,000
Net income (loss)							(9,039)				(9,039)
Balance at Dec. 31, 2019		$ 863	79,824,445	35,255,520	24,137	(106,226,819)	(9,039)	550,000	(1,215,534)	8,187,612	15,961
Balance (in Shares) at Dec. 31, 2019		8,625,000
Net income (loss)							(58,999)				(58,999)
Balance at Mar. 31, 2020		$ 863			24,137		(68,038)				(43,038)
Balance (in Shares) at Mar. 31, 2020		8,625,000
Balance at Dec. 31, 2019		$ 863	79,824,445	35,255,520	24,137	(106,226,819)	(9,039)	550,000	(1,215,534)	8,187,612	15,961
Balance (in Shares) at Dec. 31, 2019		8,625,000
Private placement			11,843,215	(500,000)						11,343,215
Common shares issued for TOML acquisition			27,999,997							27,999,997
Financing cost			(26,260)							(26,260)
Common shares issued for services			24,745,638	(14,745,638)						10,000,000
Common shares to be issued for exploration expenses				11,727,454						11,727,454
Common Share options-payments			(322,150)	556,265						234,115
Currency translation differences									(244)	(244)
Net income (loss)						(32,760,205)				(32,760,205)	(52,276)
Balance at Jun. 30, 2020	$ 362	$ 750	144,064,885	32,293,601	5,060,210	(138,987,024)	(61,315)	550,000	(1,215,778)	36,705,684	5,000,007
Balance (in Shares) at Jun. 30, 2020	3,624,301	7,500,000
Balance at Dec. 31, 2019		$ 863	79,824,445	35,255,520	24,137	(106,226,819)	(9,039)	550,000	(1,215,534)	8,187,612	15,961
Balance (in Shares) at Dec. 31, 2019		8,625,000
Sale of units in initial public offering, less fair value of Public Warrant	$ 3,000				285,297,000						285,300,000
Sale of units in initial public offering, less fair value of Public Warrant (in Shares)	30,000,000
Forfeiture of Class B ordinary shares		$ (113)			113
Forfeiture of Class B ordinary shares (in Shares)		(1,125,000)
Offering costs					(16,506,688)						(16,506,688)
Ordinary shares subject to possible redemption	$ (2,273)				(227,264,937)						(227,267,210)
Ordinary shares subject to possible redemption (in Shares)	(22,726,721)
Private placement			20,375,712							20,375,712
Common shares issued for TOML acquisition			27,999,997							27,999,997
Financing cost			(28,089)							(28,089)
Common shares issued for services			24,865,637	(6,410,275)						18,455,362
Exercise of stock options			1,790,157	(870,692)						919,465
Common shares to be issued for exploration expenses				12,879,057						12,879,057
Common Share options-payments			(396,568)	4,493,086						4,096,518
Currency translation differences									(125)	(125)
Net income (loss)						(56,631,379)	(36,542,055)			(56,631,379)	(36,542,055)
Balance at Dec. 31, 2020	$ 727	$ 750	154,431,291	45,346,696	41,549,625	(162,858,198)	(36,551,094)	550,000	(1,215,659)	36,254,130	5,000,008
Balance (in Shares) at Dec. 31, 2020	7,273,279	7,500,000
Balance at Mar. 31, 2020		$ 863			24,137		(68,038)				(43,038)
Balance (in Shares) at Mar. 31, 2020		8,625,000
Sale of units in initial public offering, gross	$ 3,000				285,297,000						285,300,000
Sale of units in initial public offering, gross (in Shares)	30,000,000
Forfeiture of Class B ordinary shares		$ (113)			113
Forfeiture of Class B ordinary shares (in Shares)		(1,125,000)
Offering costs					(16,506,689)						(16,506,689)
Ordinary shares subject to possible redemption	$ (2,638)				(263,754,351)						(263,756,989)
Ordinary shares subject to possible redemption (in Shares)	(26,375,699)
Net income (loss)							6,723				6,723
Balance at Jun. 30, 2020	$ 362	$ 750	144,064,885	32,293,601	5,060,210	(138,987,024)	(61,315)	550,000	(1,215,778)	36,705,684	5,000,007
Balance (in Shares) at Jun. 30, 2020	3,624,301	7,500,000
Balance at Dec. 31, 2020	$ 727	$ 750	154,431,291	45,346,696	41,549,625	(162,858,198)	(36,551,094)	550,000	(1,215,659)	36,254,130	5,000,008
Balance (in Shares) at Dec. 31, 2020	7,273,279	7,500,000
Measurement adjustment on redeemable ordinary shares	$ (727)				(41,549,625)		(31,256,083)				(72,806,435)
Measurement adjustment on redeemable ordinary shares (in Shares)	(7,273,279)
Net income (loss)							31,869,620				31,869,620
Balance at Mar. 31, 2021		$ 750					(35,937,557)				(35,936,807)
Balance (in Shares) at Mar. 31, 2021		7,500,000
Balance at Dec. 31, 2020	$ 727	$ 750	154,431,291	45,346,696	41,549,625	(162,858,198)	(36,551,094)	550,000	(1,215,659)	36,254,130	5,000,008
Balance (in Shares) at Dec. 31, 2020	7,273,279	7,500,000
Common shares issued for services			48,000							48,000
Common shares to be issued for options exercise				7,500						7,500
Exercise of incentive stock options			8,257,763	(5,702,107)						2,555,656
Common shares issued for exploration expenses			25,663,869	(12,879,057)						12,784,812
Conversion of debentures			500,000							500,000
Common Share options-payments				47,295,676						47,295,676
Currency translation differences									(26)	(26)
Net income (loss)						(83,714,901)				(83,714,901)	14,694,066
Balance at Jun. 30, 2021		$ 750	188,900,923	74,068,708		(246,573,099)	(53,117,671)	550,000	(1,215,685)	15,730,847	(53,116,921)
Balance (in Shares) at Jun. 30, 2021		7,500,000
Balance at Mar. 31, 2021		$ 750					(35,937,557)				(35,936,807)
Balance (in Shares) at Mar. 31, 2021		7,500,000
Measurement adjustment on redeemable ordinary shares							(4,560)				(4,560)
Measurement adjustment on redeemable ordinary shares (in Shares)
Net income (loss)							(17,175,554)				(17,175,554)
Balance at Jun. 30, 2021		$ 750	$ 188,900,923	$ 74,068,708		$ (246,573,099)	$ (53,117,671)	$ 550,000	$ (1,215,685)	$ 15,730,847	$ (53,116,921)
Balance (in Shares) at Jun. 30, 2021		7,500,000